Shareholder Report, Holdings (Details)	Apr. 30, 2026
Capital Income Builder - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class T | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class F-1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - F2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - F2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - F2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - F2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - F2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - F2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - F2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - F2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - F2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - F2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - F2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - F2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class F-3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-E | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-T | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-F-1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-F-2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class 529-F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class 529-F-3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class 529-F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class 529-F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-2E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-2E | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-2E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-2E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-5E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-5E | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-5E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-5E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-5 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-5 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Capital Income Builder - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Capital Income Builder - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital Income Builder - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Capital Income Builder - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Capital Income Builder - Class R-6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Income Builder - Class R-6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Capital Income Builder - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%
Capital Income Builder - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Income Builder - Class R-6 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Income Builder - Class R-6 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital Income Builder - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]

[1]	Includes derivatives.